Offerings - Offering: 1	Nov. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	39,473,684
Proposed Maximum Offering Price per Unit	1.8420
Maximum Aggregate Offering Price	$ 72,710,525.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,041.33
Offering Note	In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon $1.842 per share, the average of the high and low prices of the registrant’s common stock reported on Nasdaq Capital Markets, LLC on November 21, 2025.

Represents the resale of 39,473,684 shares of Common Stock issuable upon the conversion of Notes (assuming full conversion at the floor price of $0.38 per share) purchased by certain investors in a private placement transaction pursuant to the terms of a securities purchase agreement dated as of November 20, 2025.